Equity and Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Warrants

	Date of	Exercise Price
Type	Issuance	per Share	Shares
Public Warrants	Nov-20	$11.50	17,250,000
Private Placement Warrants	Nov-20	11.50	9,900,000
Other	Feb-21	7.72	627,780

Temporary equity activities

	Class A-3	Class A-2	Class A-1
Month of Issuance	Units	Units	Units
Units at December 31, 2019 (Predecessor)	326,428	195,973	256,966
March 2020	11,768	7,065	9,264
June 2020	12,193	7,320	9,598
September 2020	12,771	7,667	10,053
December 2020	13,235	7,947	10,421
	49,967	29,999	39,336
Units at December 31, 2020 (Predecessor)	376,395	225,972	296,302
March 2021	13,457	8,079	10,593
June 2021	14,094	8,461	11,094
July 2021	1,444	867	1,137
	28,995	17,407	22,824
Units at July 9, 2021 (Predecessor)	405,390	243,379	319,126

Noncontrolling interest

The Sunlight Financial LLC portion of non-controlling interests is computed as follows:

Successor
For the Period
July 10, 2021
to December
31, 2021
Sunlight Financial LLC net income (loss) before income taxes	$(249,993)
Sunlight Financial LLC as a percent of total(a)	35.0%
Sunlight Financial LLC net income (loss) attributable to the Class EX unitholders	$(87,528)
(a)	Represents the weighted average percentage of total Sunlight shareholders’ net income (loss) in Sunlight Financial LLC attributable to the Class EX unitholders.

Summary of changes in ownership interest

The following discloses the effects of changes in Sunlight’s ownership interest in Sunlight Financial LLC on Sunlight’s equity:

Successor
For the Period
July 10, 2021
to December
31, 2021
Transfers (to) from non-controlling interests:
Increase in Sunlight's shareholders' equity for the delivery of Class EX Units primarily in connection with vested provisionally-vested Class EX Units	$30,379
Dilution impact of equity transactions	30,379
Net income (loss) attributable to Class A shareholders	(159,556)
Change from transfers (to) from non-controlling interests and from net income (loss) attributable to Class A shareholders	$(129,177)

Equity based compensation - granted

Sunlight has granted the following outstanding awards (“Compensation Awards”) to certain employees and members of Sunlight’s Board at December 31, 2021:

	Service (in Years)(b)
Award Class(a)	Minimum	Maximum	Awards(c)
Provisionally-Vested Class A Shares	1.9	3.6	337,193
Provisionally-Vested Class EX Units	1.9	1.9	974,447
Director RSUs	1.0	1.0	75,000
Employee RSUs	3.0	4.0	2,136,129
			3,522,769
(a)	All awards subject solely to time-based vesting.
(b)	At time of grant.
(c)	Net of fully vested awards.

Activities related to equity-based compensation

Successor

	Provisionally-Vested				RSUs
	Class A Shares		Class EX Units		Directors		Employees
	Per Share	Shares	Per Unit	Units	Per Unit	Units	Per Unit	Units
July 9, 2021 (Successor)	$—	—	$—	—	$—	—	$—	—
Issued	9.46	512,227	9.46	1,379,401	9.46	75,000	9.00	2,285,417
Vested	9.46	(78,296)	9.46	(355,596)	—	—	—	—
Forfeited or Cancelled	9.46	(96,738)	9.46	(49,358)	—	—	9.46	(149,288)
December 31, 2021 (Successor)	9.46	337,193	9.46	974,447	9.46	75,000	8.97	2,136,129

Predecessor

	Class C		LTIP
	Per		Per
	Unit	Units	Unit	Units
December 31, 2019 (Predecessor)	$14.45	237,318	$19.54	64,046
Issued	23.62	1,205	23.62	14,678
Converted to Class C-1 Units	20.11	(1,095)	40.19	(1,607)
Converted to Class C-2 Units	11.12	(3,025)	17.36	(3,613)
Forfeited	—	—	18.61	(2,444)
December 31, 2020 (Predecessor)	14.51	234,403	20.06	71,060

December 31, 2020 (Predecessor)	$14.51	234,403	$20.06	71,060
Converted to Class C-1 Units	16.19	(181)	18.96	(377)
Converted to Class C-2 Units	11.12	(1,513)	15.64	(1,285)
July 9, 2021 (Predecessor)	14.53	232,709	20.14	69,398

Unrecognized compensation expense

Type	Weighted Average	Awards	Amount
Provisionally-Vested Class A Shares	1.2 years	337,193	$3,101
Provisionally-Vested Class EX Units	0.7 years	974,447	9,218
Director RSUs	0.3 years	75,000	367
Employee RSUs	1.6 years	2,136,129	16,641
		3,522,769	$29,327

Earnings per share calculations

The following table summarizes the basic and diluted earnings per share calculations:

Successor
For the Period
July 10, 2021
to December
31, 2021
Net Income (Loss) Per Class A Shareholders, Basic
Net income (loss) available to Class A shareholders	$(158,573)
Total weighted average shares outstanding	84,824,109
Net Income (Loss) Per Class A Shareholders, Basic	$(1.87)

Net Income (Loss) Per Class A Shareholders, Diluted
Net income (loss) available to Class A shareholders	$(158,573)
Total weighted average shares outstanding	84,824,109
Net Income (Loss) Per Class A Shareholders, Diluted	$(1.87)

Net income (loss) available to Class A shareholders
Net Income (Loss)	$(247,084)
Noncontrolling interests in loss of consolidated subsidiaries	87,528
Other weighting adjustments	983
Net Income (Loss) Attributable to Class A Shareholders	(158,573)
Noncontrolling interests in income (loss) of Sunlight Financial LLC, net of assumed corporate income taxes at enacted rates, attributable to Class EX units exchangeable into Sunlight Financial Holdings Inc. Class A shares(a)	—
Net income (loss) available to Class A shareholders, diluted	$(158,573)

Weighted Average Units Outstanding
Class A shares outstanding	84,824,109
Class EX units exchangeable into Sunlight Financial Holdings Inc. Class A shares(a)	—
Incremental Class A Shares attributable to dilutive effect of warrants(b)	—
Total weighted average shares outstanding, diluted	84,824,109
(a)	The Class EX Units not held by Sunlight (that is, those held by noncontrolling interests) are exchangeable into Class A Shares on a one-to-one basis. These units are not included in the computation of basic earnings per share. These units enter into the computation of diluted net income (loss) per Class A share when the effect is dilutive using the if-converted method. To the extent charges, particularly tax related charges, are incurred by Sunlight Financial Holdings Inc., the effect may be anti-dilutive.
(b)	Sunlight uses the treasury stock method to determine the dilutive effect, if any, of warrants exercisable in Sunlight’s Class A Shares. Such warrants were out-of-the-money during the Successor period.

Potential common shares excluded from diluted loss per common share

The following table summarizes the weighted-average potential common shares excluded from diluted loss per common share as their effect would be anti-dilutive:

Successor
For the Period
July 10, 2021
to December
Common Shares From	31, 2021
Class EX Units	46,354,679
Warrants(a)	27,150,000
Other warrants	627,780
Unvested Class EX Units	1,240,776
RSUs(b)	2,085,501
77,458,736
(a)	Includes Public Warrants and Private Placement Warrants.
(b)	Includes RSUs awards to directors and employees.